Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000024664 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024664 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024664 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000024665 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024665 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024665 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000024666 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024666 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024666 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000233371 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000233371 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233371 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%